PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)
Other receivable	$ 112,094	$ 108,129
Prepaid expenses and other	33,891	67,827
Prepaid expenses and other assets	$ 145,985	$ 175,956